Bailard, Biehl & Kaiser Opportunity Fund Group, Inc.

Supplement Dated September 16, 2003
To Prospectus Dated January 28, 2003

PLEASE DELETE THE FIRST SENTENCE OF THE THIRD PARAGRAPH OF THE
"PORTFOLIO MANAGERS" SECTION OF PAGE 22 OF THE PROSPECTUS AND
REPLACE THAT SENTENCE WITH THE FOLLOWING TEXT:

"The Growth Fund is managed by a portfolio management team that is currently composed of Peter M. Hill, Arthur A. Micheletti, Thomas J. Mudge,
Sonya Thadhani and Dana D. Hobson.  Among their other responsibilities,
Mr. Hill is the Adviser's Chief Investment
Officer, Mr. Micheletti is the Adviser's Chief Economist and senior investment strategist,
Mr. Mudge and Ms. Thadhani are the Adviser's domestic equity analysts, and Mr. Hobson is the Adviser's quantitative research analyst."








September 16, 2003






U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Re:  Bailard, Biehl & Kaiser Opportunity Fund Group, Inc. (the "Company")
       SEC File Nos. 2-63270 and 811-6146
       Filing pursuant to Rule 497 (e)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, you will find a supplement dated September 16, 2003 to the Company's Prospectus dated.

January 28, 2003.

Please contact me at (650) 571-5800 if you have any questions or comments concerning this
filing.

Very truly yours,



Janis M. Horne
Secretary

Enclosures

cc.  Andre W. Brewster, Esq.